Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN GLOBAL GROWTH FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

Nuveen Global Growth Fund will be liquidated after the close of business on June 24, 2016.

Effective May 18, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 24, 2016, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

Nuveen Tradewinds Emerging Markets Fund will be liquidated after the close of business on June 24, 2016.

Effective May 18, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 24, 2016, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

Nuveen Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN GLOBAL GROWTH FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

Nuveen Global Growth Fund will be liquidated after the close of business on June 24, 2016.

Effective May 18, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 24, 2016, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

Nuveen Tradewinds Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED APRIL 18, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

Nuveen Tradewinds Emerging Markets Fund will be liquidated after the close of business on June 24, 2016.

Effective May 18, 2016, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until June 17, 2016. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on June 24, 2016, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.